Property, Plant, And Equipment And Operating Leases - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Operating lease, liability	$ 341		$ 347	$ 366
Operating lease, expense	$ 56	$ 56